Document and Entity Information	Jun. 14, 2021
Cover [Abstract]
Entity Registrant Name	BANK OF HAWAII CORP
Amendment Flag	false
Entity Central Index Key	0000046195
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-6887
Entity Tax Identification Number	99-0148992
Entity Address, Address Line One	130 Merchant Street
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	888
Local Phone Number	643-3888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	BOH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false